Stock-Based Compensation (Details Narrative) - USD ($)		12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 18, 2020	Apr. 03, 2020	Aug. 23, 2018	Mar. 28, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of stock options granted		117,000
Intrinsic value of stock option		$ 185,413
Exercise price of stock option		$ 0.60
Number of shares authorized		1,000,000,000	1,000,000,000	1,000,000,000	100,000,000
Number of Shares Common stock options, Granted			675,000
ABG Warrants [Member] | Sports Illustrated Licensing Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock option		$ 197,909
Fair market value of stock option			$ 5,458,979
Warrant to purchase common stock		21,989,844
Fair market value of stock option		$ 0.60
Share-based Payment Arrangement, Employee [Member] | HubPages Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Common stock options, Granted	2,399,997
2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Common stock options, Granted		234,000
2016 Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant							5,000,000	3,000,000
2016 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for grant							10,000,000	5,000,000
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock option		$ 1,416,000
Aggregate grant date fair value for the common equity awards granted during the period		11,180,642	$ 30,864,185
Fair market value of stock option		$ 0.60
Number of Shares Common stock options, Granted		25,393,768	68,180,863
2019 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						85,000,000
Stock Options Outside 2016 Plan and 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock option		$ 401,583
Fair market value of stock option		0.60
Number of Shares Common stock options, Granted			1,500,000
Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock option		0
Fair market value of stock option		$ 0.60
Warrant to purchase common stock		2,000,000
Warrant expiration term		5 years
Incremental compensation cost		$ 27,754